INCOME TAXES - Deferred income tax assets (liabilities) rollforward (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred income tax assets-gross	$ 47,321	$ 43,852
Set-off against deferred income tax liabilities	(47,321)	(43,852)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(52,271)	(51,071)
Set-off of deferred income tax assets	47,321	43,852
Deferred income tax liabilities-per balance sheet	(4,950)	(7,219)
Other.
INCOME TAXES
Deferred income tax assets-gross	8,077	7,942
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,272)	(1,132)
Non-capital tax loss carry forwards
INCOME TAXES
Deferred income tax assets-gross	20,070	16,910
Investments equity instruments and uranium
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(9,483)	(6,862)
Capital loss carry forward
INCOME TAXES
Deferred income tax assets-gross	9,483	6,862
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(759)	(755)
Reclamation obligations
INCOME TAXES
Deferred income tax assets-gross	8,990	11,420
Post-employment benefits
INCOME TAXES
Deferred income tax assets-gross	314	331
Property, plant and equipment, net
INCOME TAXES
Deferred income tax assets-gross	387	387
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ (40,757)	$ (42,322)